Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Number of shares [Member]	Share based payment reserve [Member]	Investment revaluation reserve [Member]	Share warrants reserve [Member]	Deficit [Member]
Balance, shares at Mar. 31, 2025		224,194,032
Balance, amount at Mar. 31, 2025	$ (809,715)	$ 68,863,511	$ 2,745,167	$ (1,612,891)	$ 3,135,098	$ (73,940,600)
Statement [Line Items]
Net loss for the period	(379,029)	0	0	0	0	(379,029)
Other comprehensive loss for the period	(13,131)	0	0	(13,131)	0	0
Total Comprehensive Loss	(392,160)	$ 0	0	(13,131)	0	(379,029)
Shares issued through exercise of options, shares		133,332
Shares issued through exercise of options, amount	16,667	$ 16,667	0	0	0	0
Fair value reversal of options exercised	0	12,719	(12,719)	0	0	0
Equity-settled share-based compensation	62,265	0	62,265	0	0	0
Balance, amount at Jun. 30, 2025	(1,122,943)	$ 68,892,897	2,794,713	(1,626,022)	3,135,098	(74,319,629)
Balance, shares at Jun. 30, 2025		225,377,364
Balance, shares at Mar. 31, 2025		224,194,032
Balance, amount at Mar. 31, 2025	(809,715)	$ 68,863,511	2,745,167	(1,612,891)	3,135,098	(73,940,600)
Balance, amount at Mar. 31, 2026	(742,955)	$ 69,645,197	2,976,795	(1,629,463)	3,135,103	(74,870,587)
Balance, shares at Mar. 31, 2026		224,327,364
Statement [Line Items]
Net loss for the period	1,825,720	$ 0	0	0	0	1,825,720
Other comprehensive loss for the period	(5)	0	0	(5)	0	0
Total Comprehensive Loss	1,825,715	$ 0	0	(5)	0	1,825,720
Shares issued through exercise of options, shares		190,000
Shares issued through exercise of options, amount	50,600	$ 50,600	0	0	0	0
Fair value reversal of options exercised	0	51,117	(51,117)	0	0	0
Equity-settled share-based compensation	61,567	0	61,567	0	0	0
Balance, amount at Jun. 30, 2026	$ 1,194,927	$ 69,746,914	$ 2,987,245	$ (1,629,468)	$ 3,135,103	$ (73,044,867)
Balance, shares at Jun. 30, 2026		225,567,364